Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Statement of Financial Position [Abstract]
Securities held-to-maturity securities, fair value (in Dollars)	$ 323	$ 476
Loans, net of allowance (in Dollars)	$ 1,529	$ 1,622
Preferred stock, shares authorized	500,000	500,000
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	8,596,064	8,596,064
Treasury stock, shares	441,369	369,349